Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended
Sep. 30, 2013
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.00
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,830,763
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.53
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.00
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.00
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	2,830,763
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.53
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 2,830,763
Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.53